UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Revenues		$ 479	$ 416	$ 940	$ 815
Direct operating costs	[1]	(131)	(142)	(265)	(286)
General and administrative expenses		(17)	(10)	(37)	(20)
Profit (loss) from operating activities		331	264	638	509
Interest expense		(143)	(68)	(245)	(131)
Share of earnings (losses) from investments in associates		2	0	(4)	0
Share issuance - BIPC exchangeable LP unit exchanges		656	(103)	259	(276)
Mark-to-market on hedging items and foreign currency revaluation		(19)	(15)	82	(25)
Other income		14	160	14	146
Income before income tax		841	238	744	223
Income tax (expense) recovery
Current		(110)	(51)	(200)	(104)
Deferred		111	(122)	82	(140)
Net income (loss)		842	65	626	(21)
Attributable to:
Brookfield Infrastructure Partners L.P.		673	(43)	300	(221)
Non-controlling interest		$ 169	$ 108	$ 326	$ 200

[1]	Our company reclassified depreciation and amortization expense, which was previously presented as a separate line item, to direct operating costs. Direct operating costs include depreciation and amortization expenses of $54 million and $108 million for the three and six-month periods ended June 30, 2022, respectively. Prior period amounts were also adjusted to reflect this change, which resulted in an increase to direct operating costs by $70 million and $145 million for the three and six-month periods ended June 30, 2021, respectively, with an equal and offsetting decrease to depreciation and amortization expense. This reclassification had no impact on revenues or net income.